Stock Option Plans (Schedule of Outstanding Stock Options) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding	206,126	209,914	189,639	170,915
Average Exercise Price	$ 28.90	$ 28.43	$ 28.52	$ 28.07
Remaining Life, Years	6 years 1 month 7 days
Options Exercisable	178,626	180,914	161,639
Average Exercise Price	$ 28.76	$ 28.59	$ 28.66
Average Exercise Price - $23.95 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding	13,426
Average Exercise Price	$ 23.95
Remaining Life, Years	1 year
Options Exercisable	13,426
Average Exercise Price	$ 23.95
Average Exercise Price - $30.00 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding	14,700
Average Exercise Price	$ 30.00
Remaining Life, Years	2 years
Options Exercisable	14,700
Average Exercise Price	$ 30.00
Average Exercise Price - $30.38 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding	21,000
Average Exercise Price	$ 30.38
Remaining Life, Years	3 years 3 months 18 days
Options Exercisable	21,000
Average Exercise Price	$ 30.38
Average Exercise Price - $31.50 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding	19,500
Average Exercise Price	$ 31.50
Remaining Life, Years	4 years
Options Exercisable	19,500
Average Exercise Price	$ 31.50
Average Exercise Price - $31.25 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding	19,500
Average Exercise Price	$ 31.25
Remaining Life, Years	5 years
Options Exercisable	19,500
Average Exercise Price	$ 31.25
Average Exercise Price - $27.50 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding	19,000
Average Exercise Price	$ 27.50
Remaining Life, Years	6 years
Options Exercisable	19,000
Average Exercise Price	$ 27.50
Average Exercise Price - $28.90 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding	1,000
Average Exercise Price	$ 28.90
Remaining Life, Years	6 years 3 months 18 days
Options Exercisable	1,000
Average Exercise Price	$ 28.90
Average Exercise Price - $28.59 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding	18,500
Average Exercise Price	$ 28.59
Remaining Life, Years	7 years
Options Exercisable	18,500
Average Exercise Price	$ 28.59
Average Exercise Price - $26.88 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding	1,000
Average Exercise Price	$ 26.88
Remaining Life, Years	7 years 2 months 12 days
Options Exercisable	1,000
Average Exercise Price	$ 26.88
Average Exercise Price - $27.77 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding	22,500
Average Exercise Price	$ 27.77
Remaining Life, Years	8 years
Options Exercisable	22,500
Average Exercise Price	$ 27.77
Average Exercise Price - $26.27 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding	1,000
Average Exercise Price	$ 26.27
Remaining Life, Years	8 years 6 months
Options Exercisable	1,000
Average Exercise Price	$ 26.27
Average Exercise Price - $27.47 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding	27,500
Average Exercise Price	$ 27.47
Remaining Life, Years	9 years
Options Exercisable	27,500
Average Exercise Price	$ 27.47
Average Exercise Price - $29.75 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding	27,500
Average Exercise Price	$ 29.75
Remaining Life, Years	10 years